united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17645 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2019

1-877-525-0712

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of 7Twelve Balanced Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.7twelvefunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

7Twelve Balanced Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Portfolio’s performance figures* for periods ended June 30, 2019, as compared to its benchmarks:

				Inception** -	Inception*** -
			Five Years	June 30, 2019	June 30, 2019
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
Class 4	10.05%	1.21%	1.07%	N/A	3.46%
Class 3	10.18%	1.44%	N/A	2.43%	N/A
Dow Jones U.S. Moderate Portfolio Index (1)	12.03%	5.71%	5.31%	5.62%	7.23%
7Twelve Blend (2)	11.30%	2.43%	6.87%	3.29%	4.58%
MS Category Avg-World Allocation (3)	10.29%	2.67%	2.45%	2.96%	4.34%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the Portfolio’s May 1, 2019 prospectus, the Class 4 and Class 3 annual operating expense ratios are 1.41% and 1.21%, respectively. Returns greater than one year are annualized. For performance information current to the most recent month-end, please call toll-free 1-877-525-0712.

**	Inception date is April 17, 2015.

***	Inception date is April 23, 2012.

(1)	The Dow Jones U.S. Moderate Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, the Dow Jones U.S. Moderate Portfolio Index does not reflect any fees or expenses. An investor cannot invest directly in an index.

(2)	“7Twelve Blend” is a composite of the underlying indexes that make up the 7Twelve strategy and is provided for comparison sake only. (It is not the 7Twelve Balanced Portfolio). It consists of the following indexes roughly equally-weighted: Barclays Capital 1-3 Month U.S. Tsy Bill, Bloomberg Barclays Capital U.S. Aggregate Bond Index, Bloomberg Barclays Capital Global Treasury Ex-US Capped Index, Bloomberg Commodity Index TR , MSCI EAFE, MSCI Emerging Markets Price, S&P NA Nat Res Sector TR, Russell MidCap Value, Barclays Capital U.S. TIP Sec (Series-L), Russell 2500 TR, MSCI US REIT, S&P 500. Unlike the Portfolio’s returns, 7Twelve Blend does not reflect any fees or expenses. An investor cannot invest directly in an index.

(3)	MS Category Avg-World Allocation is composed of the average return for the funds in the Morningstar category. An investor cannot invest directly in an index.

Portfolio Composition as of June 30, 2019
Portfolio Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	92.2%
Mutual Fund	4.3%
Short-Term Investments	3.6%
Other Assets in Excess of Liabilities	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.2%
	BOND FUNDS - 30.1%
44,100	First Trust Enhanced Short Maturity ETF	$2,648,205
49,300	First Trust Low Duration Opportunities ETF	2,547,824
23,778	iShares Core U.S. Aggregate Bond ETF	2,647,680
47,150	Schwab US TIPs ETF	2,655,017
81,937	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	2,546,602
52,438	Vanguard Short-Term Inflation-Protected Securities ETF	2,586,242
46,300	Vanguard Total International Bond ETF	2,652,990
	TOTAL BOND FUNDS (Cost - $18,242,841)	18,284,560

	EQUITY FUNDS - 62.1%
	COMMODITY - 8.1%
102,800	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	2,460,035
138,700	WisdomTree Continuous Commodity Index Fund *	2,473,021
		4,933,056
	EMERGING MARKETS - 8.3%
47,736	iShares Core MSCI Emerging Markets ETF	2,455,540
46,100	JPMorgan Diversified Return Emerging Markets Equity ETF	2,564,082
		5,019,622
	LARGE CAP GROWTH - 8.3%
23,351	Invesco S&P 500 Equal Weight ETF	2,517,238
9,378	Vanguard S&P 500 ETF	2,524,089
		5,041,327
	MID CAP GROWTH - 4.2%
12,995	iShares Core S&P Mid-Cap ETF	2,524,409

	MID CAP VALUE - 4.1%
22,586	Vanguard Mid-Cap Value ETF	2,514,725

	SMALL CAP GROWTH - 4.2%
13,513	Vanguard Small-Cap Growth ETF	2,516,256

	SMALL CAP VALUE - 4.2%
19,443	Vanguard Small-Cap Value ETF	2,538,089

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Fair Value
	SPECIALTY - 20.7%
78,748	Fidelity MSCI Materials Index ETF	$2,582,934
125,000	IQ 50 Percent Hedged FTSE International ETF	2,545,000
80,709	iShares North American Natural Resources ETF	2,477,766
109,550	VanEck Vectors Mortgage REIT Income ETF	2,538,274
27,805	Vanguard Real Estate ETF	2,430,157
		12,574,131

	TOTAL EQUITY FUNDS (Cost - $31,673,760)	37,661,615

	TOTAL EXCHANGE TRADED FUNDS (Cost - $49,916,601)	55,946,175

	MUTUAL FUND - 4.3%
63,322	Fidelity International Index Fund, Premium Class (Cost - $2,095,120)	2,619,611

	SHORT-TERM INVESTMENT - 3.6%
	MONEY MARKET FUND - 3.6%
2,211,209	BlackRock Liquidity Funds - FedFund Portfolio, Institutional Class, 2.29% **(Cost - $2,211,209)	2,211,209

	TOTAL INVESTMENTS - 100.1% (Cost - $54,222,930)	$60,776,995
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.1)%	(105,776)
	NET ASSETS - 100.0%	$60,671,219

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019

ASSETS
Investment securities:
At cost	$54,222,930
At value	60,776,995
Interest and dividends receivable	76,078
TOTAL ASSETS	60,853,073

LIABILITIES
Payable for Portfolio shares repurchased	123,874
Investment advisory fees payable	7,135
Payable to related parties	21,661
Distribution (12b-1) fees payable	29,184
TOTAL LIABILITIES	181,854
NET ASSETS	$60,671,219

NET ASSETS
Paid in capital ($0 par value, unlimited shares authorized)	$52,048,344
Accumulated earnings	8,622,875
NET ASSETS	$60,671,219

NET ASSET VALUE PER SHARE:
Class 4 Shares:
Net Assets	$58,414,505
Total shares outstanding	4,681,958
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.48

Class 3 Shares:
Net Assets	$2,256,714
Total shares outstanding	182,928
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.34

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended June 30, 2019

INVESTMENT INCOME
Dividends	$525,809
Interest	24,832
TOTAL INVESTMENT INCOME	550,641

EXPENSES
Administrative services fees	135,619
Investment advisory fees	45,206
Distribution (12b-1) fees - Class 4	174,130
Distribution (12b-1) fees - Class 3	4,463
TOTAL EXPENSES	359,418

NET INVESTMENT INCOME	191,223

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from security transactions	571,064
Net change in unrealized appreciation (depreciation) of investments	5,038,764

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,609,828

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,801,051

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	(Unaudited)
FROM OPERATIONS
Net investment income	$191,223	$629,849
Net realized gain from security transactions	571,064	2,331,289
Distributions of realized gains by underlying investment companies	—	8,902
Net change in unrealized appreciation (depreciation) of investments	5,038,764	(8,703,797)
Net increase (decrease) in net assets resulting from operations	5,801,051	(5,733,757)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Dividends Paid:
Class 4	—	(284,989)
Class 3	—	(23,315)
Net decrease in net assets from distributions to shareholders	—	(308,304)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 4	377,980	1,592,217
Class 3	126,864	445,560
Net asset value of shares issued in reinvestment of distributions:
Class 4	—	284,989
Class 3	—	23,315
Payments for shares redeemed:
Class 4	(4,521,679)	(12,779,280)
Class 3	(191,221)	(280,562)
Net decrease in net assets from shares of beneficial interest	(4,208,056)	(10,713,761)

INCREASE (DECREASE) IN NET ASSETS	1,592,995	(16,755,822)

NET ASSETS
Beginning of Period	59,078,224	75,834,046
End of Period	$60,671,219	$59,078,224

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	(Unaudited)
SHARE ACTIVITY
Class 4:
Shares Sold	30,726	129,098
Shares Reinvested	—	24,316
Shares Redeemed	(372,536)	(1,036,736)
Net decrease in shares of beneficial interest outstanding	(341,810)	(883,322)

Class 3:
Shares Sold	10,430	35,712
Shares Reinvested	—	2,015
Shares Redeemed	(15,951)	(23,467)
Net increase (decrease) in shares of beneficial interest outstanding	(5,521)	14,260

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class 4
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015 (1)	December 31, 2014
	(Unaudited)
Net asset value, beginning of period	$11.34		$12.47	$11.34	$10.40	$11.28	$11.37
Activity from investment operations:
Net investment income (2,3)	0.04		0.11	0.06	0.04	0.03	0.06
Net realized and unrealized gain (loss) on investments	1.10		(1.18)	1.11	0.92	(0.86)	(0.10)
Total from investment operations	1.14		(1.07)	1.17	0.96	(0.83)	(0.04)
Less distributions from:
Net investment income	—		(0.06)	(0.04)	(0.02)	(0.05)	(0.03)
Net realized gains	—		—	—	—	—	(0.02)
Total distributions	—		(0.06)	(0.04)	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$12.48		$11.34	$12.47	$11.34	$10.40	$11.28
Total return (4)	10.05%		(8.63)%	10.35%	9.21%	(7.35)%	(0.30	)% (5)
Net assets, at end of period (000s)	$58,415		$56,967	$73,680	$76,598	$79,380	$91,325
Ratio of expenses to average net assets (6)	1.20	% (7)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets (3,6)	0.63	% (7)	0.90%	0.54%	0.33%	0.27%	0.55%
Portfolio Turnover Rate	2	% (8)	22%	28%	11%	14%	5%

(1)	Effective April 17, 2015 portfolio shares were renamed Class 4 shares.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)	As a result of a trade error, the 7Twelve Balance Portfolio experienced a loss of $330 which was reimbursed by the Adviser.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class 3
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$11.20		$12.36	$11.24	$10.36	$11.54
Activity from investment operations:
Net investment income (2,3)	0.05		0.14	0.15	0.06	0.09
Net realized and unrealized gain (loss) on investments	1.09		(1.18)	1.03	0.91	(1.16)
Total from investment operations	1.14		(1.04)	1.18	0.97	(1.07)
Less distributions from:
Net investment income	—		(0.12)	(0.06)	(0.09)	(0.11)
Net asset value, end of period	$12.34		$11.20	$12.36	$11.24	$10.36
Total return (4)	10.18%		(8.46)%	10.55%	9.33%	(9.27)%
Net assets, at end of period (000s)	$2,257		$2,111	$2,154	$448	$331
Ratio of expenses to average net assets (5)	1.00	% (6)	1.00%	1.00%	1.00%	1.00	% (6)
Ratio of net investment income to average net assets (3,5)	0.83	% (6)	1.16%	1.28%	0.58%	1.26	% (6)
Portfolio Turnover Rate	2	% (8)	22%	28%	11%	14	% (7)

(1)	The 7Twelve Balanced Portfolio Class 3 shares commenced operations on April 17, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

(6)	Annualized.

(7)	Not annualized. The portfolio turnover reflects the ratio for the entire Fund for the year ended December 31, 2015.

(8)	Not annualized.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

1.	Organization

The 7Twelve Balanced Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general. The Portfolio commenced operations on April 23, 2012. The Portfolio currently offers two classes of shares: Class 3 and Class 4 shares. Effective April 17, 2015 portfolio shares were renamed Class 4 shares. Class 3 shares commenced operations on April 17, 2015. Each class represents an interest in the same assets of the Portfolio and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Portfolio’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based on upon the relative net assets of each class.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolio follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

If market quotations are not readily available or are determined to be unreliable, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Fair Value Procedures”). The Trust’s Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset

7Twelve Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2019 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$55,946,175	$—	$—	$55,946,175
Mutual Fund	2,619,611	—	—	2,619,611
Short-Term Investment	2,211,209	—	—	2,211,209
Total	$60,776,995	$—	$—	$60,776,995

The Portfolio did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Portfolio’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

7Twelve Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). ETFs are a type of fund that are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses which are not readily identifiable to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 - 2018, or expected to be taken in the Portfolio’s 2019 tax returns. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually. The Portfolio will declare and pay net realized capital gains, if any, annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	Investment Advisory Agreement and Transactions with Related Parties

7Twelve Advisors, LLC serves as the Portfolio’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Portfolio (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by other fund service providers. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.15% of the average daily net assets of the Portfolio. For the six months ended June 30, 2019, the Adviser earned advisory fees of $45,206.

The Trust, on behalf of the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for shares of the Portfolio. The Portfolio is authorized to pay Northern Lights Distributors, LLC (the “Distributor” or “NLD”) compensation for

7Twelve Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

distribution and shareholder services. The Plan permits the Portfolio to pay a service fee at the annual rate of up to 0.40% of the average net assets for Class 3 shares and up to 0.60% of the average net assets for Class 4 shares. For the six months ended June 30, 2019, the Portfolio incurred expenses under the plan in the amount of $174,130 and $4,463 with respect to Class 4 and Class 3 shares, respectively.

Certain affiliates of the Distributor provide services to the Portfolio as follows:

Gemini Fund Services, LLC (“GFS”)

Pursuant to the terms of an administrative servicing agreement between Gemini Fund Services, LLC (“GFS”) and the Trust on behalf of the Portfolio, the Portfolio pays GFS 45 basis points, or 0.45%, on the net assets of the fund a monthly fee for all operating expenses of the Portfolio, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. For the six months ended June 30, 2019, the Independent Trustees received fees in the amount of $5,542, collectively, for their service to the Portfolio which is paid by Northstar Financial Services on behalf of the Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are Officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from GFS under the administrative servicing agreement.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC, Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2019, amounted to $1,295,807 and $4,964,417, respectively.

5.	Aggregate Unrealized Appreciation and Depreciation

At June 30, 2019, the tax cost of investments and unrealized appreciation (depreciation) is as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
7Twelve Balanced Portfolio	$55,111,145	$7,163,799	$(1,497,949)	$5,665,850

6.	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, AXA Equitable Life Insurance Company held 97.9% of the voting securities of Class 4 and Jefferson National Life Insurance Co held 56.1% of the voting securities of Class 3. The Trust has no knowledge as to whether all or any portion of the shares owned of record by AXA Equitable Life Insurance Company or Jefferson National Life Insurance Co. are also owned beneficially.

7Twelve Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

7.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended December 31, 2018 and December 31, 2017 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2018	December 31, 2017
Ordinary Income	$308,304	$264,224

As of December 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed		Total
Ordinary	Long-Term	Unrealized	Accumulated
Income	Gains	Appreciation	Earnings
$686,071	$1,508,667	$627,086	$2,821,824

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain (loss) and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

At December 31, 2018, the Portfolio utilized capital loss carry forwards of $546,102.

8.	New Accounting Pronouncements

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of this ASU and any impact on the financial statement disclosures.

9.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

7Twelve Balanced Portfolio
EXPENSE EXAMPLES (Unaudited)
June 30, 2019

As a shareholder of the 7Twelve Balanced Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the 7Twelve Balanced Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the 7Twelve Balanced Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, as well as other charges and expenses of the insurance contract, or separate account.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During the Period	During the Period
Class 4	(1/1/19)	(6/30/19)	(1/1/19 to 6/30/19)*	(1/1/19 to 6/30/19)
Actual	$ 1,000.00	$ 1,100.50	$ 6.25	1.20%
Hypothetical	$ 1,000.00	$ 1,018.84	$ 6.01	1.20%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During the Period	During the Period
Class 3	(1/1/19)	(6/30/19)	(1/1/19 to 6/30/19)*	(1/1/19 to 6/30/19)
Actual	$ 1,000.00	$ 1,101.80	$ 5.21	1.00%
Hypothetical	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

7Twelve Balanced Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2019

7Twelve Balanced Portfolio (Adviser – 7Twelve Advisors, LLC)*

In connection with the regular meeting held on March 27-28, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between 7Twelve Advisors, LLC (“Adviser”) and the Trust, with respect to the 7Twelve Balanced Portfolio (referred to as the “Fund”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that 7Twelve Advisors was founded in 2008 and managed approximately $59 million in assets providing investment strategies for a variety of client types. They reviewed the background of the key investment personnel responsible for servicing the Fund, taking into consideration their education and noting that the investment team had financial industry experience. The Trustees noted that certain members of the investment team had non-conflicting affiliations with firms outside of 7Twelve Advisors. They further noted that the adviser’s investment process utilized asset class performance and market history analysis to create an equal weighted balanced portfolio consisting of seven asset classes and twelve sub-categories aimed at providing diversification, low correlation, while minimizing volatility. The Trustees discussed that the adviser monitored compliance with the Fund’s investment limitations by performing pre-trade checks and real-time monitoring through its “Trade Station” software. They reviewed the adviser’s broker-dealer selection noting it took various qualitative factors into consideration in determining best execution. They noted the adviser reported no material compliance or litigation issues since the last advisory agreement renewal. The Trustees noted that the adviser had remained consistent in the application of its investment process and provided adequate resources to support the Fund. They further considered the added complexity of rebalancing the Fund to remain equally weighted among multiple asset classes. The Trustees concluded that the adviser was expected to continue to provide quality service to the Fund and its shareholders.

Performance. The Trustees noted that the Fund ranked at the bottom over the 1-year, 3-year, 5-year, and since inception periods relative to its very small peer group, but considered the adviser’s contention that the Broadridge created peer group was an unacceptable comparison. The Trustees further noted that the adviser provided a peer group considered more appropriate and recommended to Broadridge that this be used on a going forward basis. The Trustees also noted that when compared to its Morningstar category, the Fund also trailed the category median. The Trustees considered that with respect to standard deviation, the Fund ranked in the top quartile since inception, the second quartile over 1-year and 5-year periods, and in the third quartile over 3-year period relative to its Morningstar category. The Trustees also considered the Fund’s Morningstar statistics relative to the average performance data of the World Allocation category, as presented by the adviser. The Trustees noted that this comparison also showed that the Fund lagged in performance, but did have slightly higher Sharpe and Sortino ratios showing a focus on risk management. The Trustees considered that despite the relative performance, the Fund had demonstrated positive returns for its shareholders for each period except the 1-year, largely driven by a difficult fourth quarter. The Trustees concluded that the adviser was managing the strategy according to the Fund’s stated objective and strategy as disclosed in the prospectus.

Fees and Expenses. The Trustees noted that the current advisory fee for the Fund of 0.15% was higher than its peer group median and average. They further noted that the advisory fee was lower than its assigned Morningstar category median and average. With regard to the adviser’s preferred Morningstar category, the Trustees observed that the advisory fee was significantly lower than both the category average and median. The Trustees observed the Fund’s

7Twelve Balanced Portfolio
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2019

net expense ratio was above the average and median of its peer group, but below the average and mean of its Morningstar category. Overall, the Trustees agreed that the Fund’s advisory fee and expense ratio were competitive relative to its peers. The Trustees also noted that the small asset size of the Fund relative to its peers affected the Fund’s net expense ratio. After discussion, it was the consensus of the Trustees that the advisory fee was not unreasonable.

Economies of Scale. The Trustees acknowledged the adviser’s position that, with the advisory fee at 0.15%, there was limited opportunity to negotiate fee breakpoints. After discussion, it was the consensus of the Trustees that based on the current size of the Fund, it was unlikely that any economies had been reached at this time, and the matter of economies of scale would be revisited at the next renewal of the agreement and as the Fund size materially increases.

Profitability. The Trustees considered the adviser’s profitability in connection with its relationship with the Fund. They noted the adviser realized a profit but that such profit was minimal in terms of actual dollars of revenue. After discussion, the Trustees concluded that, based on the profitability analysis provided by the adviser, it did not appear that the adviser was excessively profitable from its relationship with the Fund.

Conclusion. Having requested and received such information from 7Twelve Advisors as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the advisory agreement was in the best interests of 7Twelve and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-525-0712 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-525-0712.

INVESTMENT ADVISER
7Twelve Advisors, LLC
American Center One
3100 West End Avenue Suite 930
Nashville, TN 37203 USA

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/15/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/15/19

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 8/15/19